Accounts Payable Related to Concessions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	May 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of liabilities [line items]
Trade and other payables	R$ 1,106,327		R$ 1,105,344
Accounts payable related to concession, noncurrent	959,122		992,252
Accounts payable related to concession	R$ 147,205		113,092
Copel GET | Mauá Hydroelectric Plant
Disclosure of fair value measurement of liabilities [line items]
Percentage of voting equity interests acquired		100.00%
HPP Mauá | Copel GET
Disclosure of fair value measurement of liabilities [line items]
Grant	06.29.2007
Signature	07.03.2007
Closing	06.2049
Discount rate	5.65%
Annual adjustment	IPCA
Trade and other payables	R$ 47,547		23,733
HPP Baixo Iguacu | Copel GET
Disclosure of fair value measurement of liabilities [line items]
Grant	07.19.2012
Signature	08.20.2012
Closing	01.2047
Discount rate	7.74%
Annual adjustment	IPCA
Trade and other payables	R$ 0		9,686
HPP Fundão and HPP Santa Clara | Elejor
Disclosure of fair value measurement of liabilities [line items]
Grant	10.23.2001
Signature	10.25.2001
Closing	05.2037
Discount rate	11.00%
Annual adjustment	IGPM
Trade and other payables	R$ 829,934		861,982
HPP Salto Caxias [Member] | Copel GET
Disclosure of fair value measurement of liabilities [line items]
Grant	11.19.2024
Signature	11.19.2024
Closing	10.2030
Discount rate	8.23%
Annual adjustment	IPCA
Trade and other payables	R$ 78,808		69,404
HPP Segredo [Member] | Copel GET
Disclosure of fair value measurement of liabilities [line items]
Grant	11.19.2024
Signature	11.19.2024
Closing	10.2030
Discount rate	8.23%
Annual adjustment	IPCA
Trade and other payables	R$ 78,475		69,341
HPP Foz do Areia [Member] | F D A Electricity Generation [Member]
Disclosure of fair value measurement of liabilities [line items]
Grant	11.19.2024
Signature	11.19.2024
Closing	10.2030
Discount rate	8.23%
Annual adjustment	IPCA
Trade and other payables	R$ 71,563		R$ 71,198